PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2024	Mar. 26, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
General and administrative expense				$ (16,732,668)	$ (15,626,057)	$ (8,508,862)
Listing expense	$ (44,469,613)			0	(44,469,613)	0
Interest income from affiliates				0	302,808	664,219
Financing costs				(20,844,277)	(22,642,028)	(31,111,064)
Transaction-related costs				0	(7,628,685)	(6,150,988)
Profit (loss) before taxes				25,749,843	(9,863,991)	12,136,627
Income tax expense				(9,641,023)	(9,562,060)	(4,980,622)
PROFIT (LOSS) FOR THE YEAR				16,108,820	$ (19,426,051)	7,156,005
Parent
Statement [Line Items]
Dividend income		$ 17,500,000	$ 0	0		18,210,046
General and administrative expense		(198,250)	(4,694,035)	(6,139,254)		(2,878,896)
Listing expense		0	(44,469,613)	0		0
Interest income from affiliates		208,833	0	0		694,628
Financing costs		0	0	0		(718,844)
Transaction-related costs		(2,474,432)	(4,703,799)	0		(6,128,965)
Other income (expense), net		6,396	10,466,826	(534,346)		61,530
Profit (loss) before taxes		15,042,547	(43,400,621)	(6,673,600)		9,239,499
Income tax expense		(875,000)	0	0		(2,745,090)
PROFIT (LOSS) FOR THE YEAR		$ 14,167,547	$ (43,400,621)	$ (6,673,600)		$ 6,494,409